Expense Example	Aug. 29, 2025 USD ($)
REX-OSPREY(TM) ETH + STAKING ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
REX-OSPREY(TM) SOL + STAKING ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240